3. INVESTMENT SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment securities available for sale
Gross Unrealized Gains	$ 193	$ 590	$ 208
Gross Unrealized Losses	(299)	(48)	$ (121)
Estimated Fair Value	197,441	168,896
U.S. Agency obligations
Investment securities available for sale
Amortized Cost	17,062	19,778
Gross Unrealized Gains	44	196
Gross Unrealized Losses	163	73
Estimated Fair Value	16,943	19,901
Collateralized mortgage obligations
Investment securities available for sale
Amortized Cost	42,439	60,826
Gross Unrealized Gains	300	321
Gross Unrealized Losses	242	206
Estimated Fair Value	42,497	60,941
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	75,138	31,074
Gross Unrealized Gains	213	326
Gross Unrealized Losses	1,478	90
Estimated Fair Value	73,873	31,310
Municipal Bonds
Investment securities available for sale
Amortized Cost	60,901	53,163
Gross Unrealized Gains	474	1,346
Gross Unrealized Losses	698	75
Estimated Fair Value	60,677	54,434
Other
Investment securities available for sale
Amortized Cost	3,676	2,677
Gross Unrealized Gains	29	10
Gross Unrealized Losses	254	377
Estimated Fair Value	3,451	2,310
Total
Investment securities available for sale
Amortized Cost	199,216	167,518
Gross Unrealized Gains	1,060	2,199
Gross Unrealized Losses	2,835	821
Estimated Fair Value	$ 197,441	$ 168,896